STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
The Group
Statement [Line items]
Profit for the year	£ 1,466		£ 2,836	£ 4,217
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	138		(1,433)	167
Tax	(25)		316	(47)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	113		(1,117)	120
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0	(98)
Tax	(16)		12	22
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(16)		12	(76)
Gains and losses attributable to own credit risk:
(Losses) gains before tax	(75)		(419)	533
Tax	20		113	(144)
Gains (losses) attributable to own credit risk after tax	(55)		(306)	389
Share of other comprehensive income of associates and joint ventures	0		0	8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	46		(34)	(31)
Income statement transfers in respect of disposals	(145)		(196)	(268)
Income statement transfers in respect of impairment	5		(1)	0
Tax	74		72	115
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(20)		(159)	(184)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	709		1,166	91
Net income statement transfers	(727)		(580)	(691)
Tax	(31)		(140)	137
Other comprehensive income, net of tax, cash flow hedges	(49)		446	(463)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	0		(2)	(15)
Transfers to income statement (tax: £nil)	0		0	108
Increase (decrease) through foreign exchange and other movements, financial assets	0		(2)	93
Total other comprehensive income	(27)		(1,126)	(113)
Total comprehensive income for the year	1,439	[1]	1,710	4,104
Total comprehensive income attributable to ordinary shareholders arising from continuing operations	996		1,389	2,450
Total comprehensive income attributable to ordinary shareholders arising from discontinued operations	0		0	1,344	[2]
Total comprehensive income attributable to ordinary shareholders	996		1,389	3,794
Total comprehensive income attributable to other equity holders	417		281	275
Total comprehensive income attributable to equity holders	1,413		1,670	4,069
Total comprehensive income attributable to non-controlling interests	26		40	35
The Bank
Statement [Line items]
Profit for the year	641		2,446	6,141
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(133)		(776)	(206)
Tax	31		200	44
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(102)		(576)	(162)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0	(102)
Tax	4		12	0
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	4		12	(102)
Gains and losses attributable to own credit risk:
(Losses) gains before tax	(75)		(419)	533
Tax	20		113	(144)
Gains (losses) attributable to own credit risk after tax	(55)		(306)	389
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	12		(50)	(58)
Income statement transfers in respect of disposals	(138)		(201)	(258)
Income statement transfers in respect of impairment	1		(1)	0
Tax	36		74	114
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(89)		(178)	(202)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	85		892	255
Net income statement transfers	(355)		(448)	(628)
Tax	30		(105)	87
Other comprehensive income, net of tax, cash flow hedges	(240)		339	(286)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	1		6	2
Transfers to income statement (tax: £nil)	0		0	(84)
Increase (decrease) through foreign exchange and other movements, financial assets	1		6	(82)
Total other comprehensive income	(481)		(703)	(445)
Total comprehensive income for the year	160		1,743	5,696
Total comprehensive income attributable to ordinary shareholders	(257)		1,462	5,421
Total comprehensive income attributable to other equity holders	417		281	275
Total comprehensive income attributable to equity holders	£ 160		£ 1,743	£ 5,696

[1]	Total comprehensive income attributable to owners of the parent was £1,413 million (2019: £1,670 million; 2018: £4,069 million).
[2]	2018 included post-retirement defined benefit scheme remeasurements in the Group’s discontinued operations of £37 million (£30 million after tax).